SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
The company’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the operations, manage the operations, and allocate resources based on the type of technology, in conjunction with other segments of Brookfield Renewable.
The operations of the company are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy & sustainable solutions (distributed generation, pumped storage, carbon capture and storage, cogeneration, biomass, and eFuels) and 5) corporate. This best reflects the way in which the CODM reviews the results of the company.
In accordance with IFRS 8, Operating Segments, the company discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of presentation and material accounting policy information.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects the company’s share from facilities which it accounts for using consolidation and the equity method whereby the company either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides shareholders perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to the company’s shareholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed below. Segment revenues, other income, direct operating costs, interest expense, current income taxes, and other are items that will differ from results presented in accordance with IFRS as these items (1) include the company’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, (2) exclude the proportionate share of earnings (loss) of consolidated investments not held by the company apportioned to each of the above-noted items, and (3) other income includes but is not limited to our proportionate share of settled foreign currency and other hedges, income earned on financial assets and structured investments in sustainable solutions, monetization of tax attributes at certain development projects and realized disposition gains on non-core assets and on recently developed assets that we have monetized to reflect the economic value created from our development activities as we design, build and commercialize new renewable energy capacity and sell these assets to lower cost of capital buyers which may not otherwise be reflected in our consolidated statements of income (loss).
The company does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent the company’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish the company’s legal claims or exposures to such items.
The company reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The company analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
The company uses Funds From Operations to assess the performance of the company before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business, and including monetization of tax attributes at certain development projects. The company includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2025:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests and other	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$363	$40	$62	$29	$—	$494	$(80)	$538	$952
Other income	3	8	—	1	—	12	(2)	29	39
Direct operating costs	(140)	(16)	(14)	(12)	(1)	(183)	33	(203)	(353)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	49	—	49
	226	32	48	18	(1)	323	—	364
Management service costs	—	—	—	—	(26)	(26)	—	—	(26)
Interest expense(1)	(61)	(9)	(17)	(6)	—	(93)	17	(216)	(292)
Current income tax (recovery) expense	(3)	(1)	(2)	—	—	(6)	1	(7)	(12)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(18)	—	(18)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(141)	(141)
Funds From Operations	162	22	29	12	(27)	198	—	—
Depreciation									(319)
Foreign exchange and financial instrument loss									(26)
Deferred income tax expense									13
Other									(15)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)									(133)
Remeasurement of interests held in BRHC by the partnership									(652)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares									(624)
Share of loss from equity-accounted investments									(30)
Net income attributable to non-controlling interests									178
Net loss attributable to the partnership									$(1,410)
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $37 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $425 million is comprised of Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2024:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$298	$46	$64	$32	$—	$440	$(15)	$564	$989
Other income	7	10	9	5	43	74	—	(31)	43
Direct operating costs	(130)	(18)	(15)	(13)	(2)	(178)	5	(246)	(419)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	10	—	10
	175	38	58	24	41	336	—	287
Management service costs	—	—	—	—	(22)	(22)	—	—	(22)
Interest expense(1)	(50)	(11)	(16)	(9)	(5)	(91)	5	(191)	(277)
Current income tax expense	(2)	(2)	—	—	—	(4)	—	(5)	(9)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(5)	—	(5)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(91)	(91)
Funds From Operations	123	25	42	15	14	219	—	—
Depreciation									(312)
Foreign exchange and financial instrument gain									37
Deferred income tax recovery									3
Other									(24)
Dividends on BEPC exchangeable shares(1)									(64)
Remeasurement of exchangeable and class B shares of BRHC									(277)
Share of loss from equity-accounted investments									(12)
Net income attributable to non-controlling interests									88
Net loss attributable to the partnership									$(342)
(1)Share of loss from equity-accounted investments of $7 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $3 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $341 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2025:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$692	$82	$106	$54	$—	$934	$(161)	$1,086	$1,859
Other income (loss)	7	21	6	2	—	36	(5)	31	62
Direct operating costs	(292)	(38)	(27)	(29)	(3)	(389)	66	(398)	(721)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	100	—	100
	407	65	85	27	(3)	581	—	719
Management service costs	—	—	—	—	(49)	(49)	—	—	(49)
Interest expense(1)	(119)	(19)	(32)	(10)	—	(180)	24	(386)	(542)
Current income tax expense	(12)	(1)	(2)	—	—	(15)	3	(36)	(48)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(27)	—	(27)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(297)	(297)
Funds From Operations	276	45	51	17	(52)	337	—	—
Depreciation									(626)
Foreign exchange and financial instrument loss									(47)
Deferred income tax expense									42
Other									(32)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)									(296)
Remeasurement of interests held in BRHC by the partnership									(529)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares									(524)
Share of loss from equity-accounted investments									(74)
Net income attributable to non-controlling interests									344
Net loss attributable to the partnership									$(1,405)
(1)Share of loss from equity-accounted investments of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $47 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $838 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2024:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$641	$116	$127	$66	$—	$950	$(37)	$1,201	$2,114
Other income	11	14	20	6	43	94	—	(27)	67
Direct operating costs	(254)	(45)	(36)	(27)	(4)	(366)	14	(551)	(903)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	23	—	23
	398	85	111	45	39	678	—	623
Management service costs	—	—	—	—	(43)	(43)	—	—	(43)
Interest expense(1)	(115)	(24)	(34)	(14)	—	(187)	6	(394)	(575)
Current income tax expense	(8)	(2)	—	—	—	(10)	—	(19)	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(6)	—	(6)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(210)	(210)
Funds From Operations	275	59	77	31	(4)	438	—	—
Depreciation									(657)
Foreign exchange and financial instrument gain									66
Deferred income tax expense									(10)
Other									2
Dividends on BEPC exchangeable shares(1)									(129)
Remeasurement of exchangeable and class B shares of BRHC									271
Share of loss from equity-accounted investments									(39)
Net income attributable to non-controlling interests									207
Net income attributable to the partnership									$149
(1)Share of loss from equity-accounted investments of $22 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $3 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $704 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table presents information on a segmented basis about certain items in our company's statements of financial position and reconciles the company's proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity- accounted investments	Attributable to non- controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
As at June 30, 2025
Cash and cash equivalents	$152	$42	$66	$28	$1	$289	$(28)	$295	$556
Property, plant and equipment	13,962	1,952	1,704	1,353	—	18,971	(880)	22,003	40,094
Total assets	16,646	2,080	1,941	1,436	213	22,316	(275)	23,993	46,034
Total liabilities	8,878	1,237	1,681	677	9,721	22,194	(275)	13,361	35,280

As at December 31, 2024
Cash and cash equivalents	$110	$42	$77	$24	$2	$255	$(19)	$388	$624
Property, plant and equipment	13,678	1,724	1,516	1,374	—	18,292	(857)	21,261	38,696
Total assets	15,592	1,873	1,766	1,468	213	20,912	(277)	23,494	44,129
Total liabilities	7,698	1,140	1,520	575	8,636	19,569	(277)	12,729	32,021
Geographical Information
The following table presents consolidated revenue split by technology for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Hydroelectric	$637	$631	$1,269	$1,302
Wind	111	147	234	366
Utility-scale solar	158	162	278	345
Distributed energy & sustainable solutions	46	49	78	101
Total	$952	$989	$1,859	$2,114
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	June 30, 2025	December 31, 2024
North America	$21,591	$21,630
Colombia	13,381	12,431
Brazil	4,115	3,674
Europe	1,823	1,714
	$40,910	$39,449